November 28, 2017

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.	VIA EDGAR
Washington, D.C. 20549

Re:	Securian Funds Trust
File Numbers: 002-96990 and 811-04279

Dear Ladies and Gentlemen:

On behalf of Securian Funds Trust (the “Trust”), this exhibit is being filed pursuant to the Securities Act of 1933, as amended, and Rule 497 thereunder (“Rule 497”), and the Investment Company Act of 1940, for the purpose of submitting in eXtensible Business Reporting Language (“XBRL”) format the supplement to the Trust’s prospectus filed on November 15, 2017. This exhibit is being filed in accordance with General Instruction C.3.(g) of Form N-1A, and is being filed solely for the purpose of submitting the risk/return summary information for the SFT Wellington Core Equity Fund (formerly named SFT Pyramis Core Equity Fund) and the SFT Advantus Government Money Market Fund in interactive data format in the manner provided by Rule 405 of Regulation S-T.

Questions regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ David Dimitri

David Dimitri

Assistant General Counsel

Enclosures

cc:	Michael J. Radmer, Esq.
Dorsey & Whitney LLP